abrdn Funds

(the “Trust”)

abrdn Global High Income Fund

abrdn U.S. Small Cap Equity Fund

abrdn U.S. Sustainable Leaders Smaller Companies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 23, 2022 to each Fund’s Statutory Prospectus,

dated February 28, 2022, as supplemented to date (the “Prospectus”)

All references to Erlend Lochen, Head of North American Fixed Income and Global High Yield, Jason Kotik, Senior Investment Director, and Qie Zhang, Investment Director, in the Prospectus are deleted effective immediately.

Effective immediately, the following replaces the Portfolio Managers table for the abrdn U.S. Sustainable Leaders Smaller Companies Fund in the section entitled, “Summary — abrdn U.S. Sustainable Leaders Smaller Companies Fund — Portfolio Managers” on page 6 of the Prospectus:

Name	Title	Served on the Fund Since
Ralph Bassett, CFA®	Head of North American Equities	2008
Chris Haimendorf, CFA®	Senior Investment Director	2022
Timothy Skiendzielewski, CFA®	Investment Director	2012

Effective immediately, the following replaces the Portfolio Managers table for the abrdn Global High Income Fund in the section entitled, “Summary — abrdn Global High Income Fund — Portfolio Managers” on page 126 of the Prospectus:

Name	Title	Served on the Fund Since
Ben Pakenham	Head of Euro High Yield and Loans	2016*
George Westervelt, CFA®	Head of Global High Yield	2019*
Matthew Kence	Investment Director	2019*
Arthur Milson	Investment Director	2019*

* Includes service to Predecessor Fund.

Effective immediately, the following replaces the information for Chris Haimendorf in the section entitled, “Fund Management — Portfolio Management” starting on page 158 of the Prospectus:

Portfolio Managers	Funds

Chris Haimendorf, CFA®, Senior Investment Director

Christopher Haimendorf is a Senior Investment Director on the North American Equity team at abdrn. In this role, Chris analyzes current and prospective holdings and assists with the management of client portfolios. Chris brings a wealth of experience to the firm. He moved from the European Equities team where he worked as an Investment Director since 2001, having previously covered UK Equities. Chris joined the company in 1998 after graduating from the University of Cambridge with a BA (Hons) in Natural Sciences (Physiology) and is a CFA charterholder.

abrdn U.S. Sustainable Leaders Fund abrdn U.S. Sustainable Leaders Smaller Companies Fund

Effective immediately, the following replaces the information for George Westervelt in the section entitled, “Fund Management — Portfolio Management” starting on page 158 of the Prospectus:

Portfolio Managers	Funds

George Westervelt, CFA®, Head of Global High Yield

George Westervelt is Head of Global High Yield. He joined abrdn in 2009 as a Credit Analyst and joined the portfolio management group in 2011. Prior to joining abrdn, George worked at MFS Investment Management in Boston and Citigroup in New York. He earned a BA in English from the University of Vermont and is a CFA Charterholder.

abrdn Global High Income Fund

Please retain this Supplement for future reference

abrdn Funds

(the “Trust”)

abrdn Global High Income Fund

abrdn U.S. Small Cap Equity Fund

abrdn U.S. Sustainable Leaders Smaller Companies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 23, 2022 to each Fund’s Statement of Additional Information,

dated February 28, 2022, as supplemented to date (the “SAI”)

All references to Erlend Lochen, Head of North American Fixed Income and Global High Yield, Jason Kotik, Senior Investment Director, and Qie Zhang, Investment Director, in the SAI are deleted effective immediately.

Effective immediately, the following replaces the information for Chris Haimendorf in the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” beginning on page 107 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Chris Haimendorf*	U.S. Sustainable Leaders Fund U.S. Sustainable Leaders Smaller Companies Fund	None None

* The information for Chris Haimendorf is as of March 31, 2022.

Effective immediately, the following replaces the information for Chris Haimendorf in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-2:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2021)
Chris Haimendorf* U.S. Sustainable Leaders Fund U.S. Sustainable Leaders Smaller Companies Fund	Registered Investment Companies: 1 accounts, $984.33 total assets Other Pooled Investment Vehicles: 8 accounts, $1,723.82 total assets Other Accounts: 5 accounts, $349.89 total assets

* The information for Chris Haimendorf is as of March 31, 2022.

Please retain this Supplement for future reference.